UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2015

Item 1. Report to Stockholders.

McKINLEY DIVERSIFIED INCOME FUND
Institutional Shares (Ticker: MCDNX)
Investor Shares (Ticker: MCDRX)

McKINLEY NON-U.S. CORE GROWTH FUND
Y Class (Ticker: MCNUX)

ANNUAL REPORT

November 30, 2015

Table of Contents

Shareholder Letter	2
Asset/Sector Allocations	6
Expense Examples	7
Performance Charts and Analysis	9
Schedules of Investments	12
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	39
Trustees and Executive Officers	40
Approval of Investment Advisory Agreement	43
Additional Information	47
Privacy Notice	49

January 4, 2016

Re:  McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund Performance for the Annual Period Ending November 30, 2015

Dear Shareholder,

McKinley Capital Management, LLC (“McKinley Capital”) is pleased to release the 2015 shareholder report for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (the “Funds”).  Founded in 1990, McKinley Capital is an Alaska-based investment management company with approximately $6.8 billion under management as of November 30, 2015.  McKinley Capital was ranked as the 279th largest money manager in the world (as ranked by total worldwide institutional assets under management, in millions, as of December 31, 2014) by Pension and Investments in its May 18, 2015 issue.

The Diversified Income Fund is a diversified benchmark-agnostic portfolio with a goal of producing substantial current income and long-term capital appreciation.  The Non-U.S. Core Growth Fund is benchmarked against the MSCI All Country World ex-US Index-Net Dividend and has a goal of achieving long-term capital appreciation.  Both Funds use a bottom-up investment process.

Market Review

At the beginning of 2015 many participants in the global equity markets expected the Federal Reserve to move to raise interest rates sometime during the year.  Energy and other commodity prices continued the late 2014 trend and weakened throughout 2015.  Much of the decline was the result of weak Chinese demand and an increase in supply from the Organization of Petroleum Exporting Countries producers.  Chinese economic growth fell to about 7% in 2015, a decline from about 10% between 1980 and 2011, and from about 8% in more recent years.  For the year ended 11/30/15, crude oil (West Texas Intermediate Crude) was priced at about $43, down about 65% from 2013 highs.  As a result, oil related Master Limited Partnerships (“MLPs”) were volatile.  From August to November, the Alerian MLP index experienced both two of its best, and three of its worst weeks of performance in history.  The index closed down -30% (-24.4% with dividends reinvested) Year-To-Date through November 2015.  So, while interest rate volatility was less than some feared, the volatility and decline in energy prices negatively impacted the price performance of many equity related high yield securities.

Outside of the United States, equity performance was mixed.  In general, developed market securities outperformed emerging market securities.  For example, in dollar terms, the MSCI All Country World Index was down -1.84%, while the MSCI Emerging Markets Index was down -14.60%.  The relative weakness of emerging market securities was due to the inter-related impact of a strong U.S. dollar, declining commodity prices, and weak Chinese economic growth and demand.

Fund Performance

For the fiscal year ending November 30, 2015, the Diversified Income Fund’s Investor Class Shares had a return of -5.64% and the Institutional Class Shares had a return of -5.40%.  On a security type basis, Master Limited Partnership securities detracted from performance.  U.S. Common Stock securities provided positive performance.  Negative contributions to return were generated by companies such as Breitburn Energy Partners LP (MLP), Banco Santander SA (foreign stock and American Depositary Receipt [“ADR”]) and Vale SA (foreign stock and ADR).  Positions in Reynolds American, Inc. (U.S. Common Stock), Vector Group Ltd. (U.S. Common Stock) and Altria Group, Inc. (U.S. Common Stock) positively impacted the Diversified Income Fund.

For the fiscal year ending November 30, 2015, the Non-U.S. Core Growth Fund outperformed the MSCI All Country World ex-US Index – Net Dividend by 1.92% (-5.40% vs. -7.32%).  On a sector basis, Financials, Information Technology and Telecommunication Services detracted from performance while Consumer Discretionary, Industrials and Materials contributed positively to performance.  On a country basis, Brazil, South Africa and Canada detracted from performance while Denmark, the United Kingdom and China were positive contributors.  Negative contributions to return were generated by companies such as Itau Unibanco Holding SA (Financials, Brazil), Banco Bradesco SA (Financials, Brazil) and Kroton Educacional SA (Consumer Discretionary, Brazil).  Positions in Pandora A/S (Consumer Discretionary, Denmark), Vestas Wind Systems A/S (Industrials, Denmark) and Berkeley Group Holdings PLC (Consumer Discretionary, United Kingdom) positively impacted the portfolio.

Outlook

McKinley Capital appreciates the support from all shareholders of the two funds.  As informed by the Prospectus Supplement dated December 2, 2015, the McKinley Diversified Income Fund is in the process of a reorganization into the Innovator McKinley Income Fund which McKinley Capital has served as sub-adviser since July 2015.  Pending shareholder approval this reorganization is anticipated to take effect on or about February 12, 2016.

The McKinley Non-U.S. Core Growth Fund is in the process of being offered in the form of a collective investment trust.  This conversion is also expected to be completed in February, 2016.

McKinley Capital is pleased to be able to continue offering these products in their new forms and will continue to focus its efforts on seeking to produce long-term capital appreciation for both products as well as substantial current income for Diversified Income.

Sincerely,

Robert B. Gillam
President and Chief Executive Officer
McKinley Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks than domestic securities.  Foreign securities differ in accounting methods.  These risks are greater for investments in emerging markets.  The Funds invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Funds in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investing in Master Limited Partnerships (“MLPs”) entail risks related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide tax efficiencies that make MLPs attractive investment structures.  Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks.  The value of the Funds’ investments in Real Estate Investment Trusts (“REITs”) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Funds invest.  The Funds may invest in other investment companies such as Exchange Traded Funds (“ETFs”) and closed-end funds and investors will indirectly bear such funds principal risks and its share of such funds fees and expenses.  Shareholders will pay higher expenses than they would if they invested directly in the underlying funds.  Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share and may have limited market liquidity.  ETF shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index.  In addition, trading may be halted by the exchange in which an ETF trades, which may impact the Funds’ ability to sell its shares of an ETF.

Past performance does not guarantee future results.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund Holdings are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments for additional information.

The MSCI All Country World ex-US Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries.  With 1,839 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.  The MSCI All Country World Index captures large and mid-cap representation across 23 DM and 23 EM countries.  With 2,470 constituents, the index covers approximately 85% of the global investable equity opportunity set.  The Alerian MLP Index is a gauge of large- and mid-cap energy MLPs that is a float-adjusted, capitalization-weighted index that captures approximately 75% of available market capitalization.  The MSCI Emerging Markets Index captures large and mid-cap representation across 23 emerging markets countries and covers approximately 85% of the free float-adjusted market cap in each country.  One cannot invest directly in an index.

McKinley Capital Management LLC is the Adviser to the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund and both Funds are distributed by Quasar Distributors LLC.

MCKINLEY DIVERSIFIED INCOME FUND

ASSET ALLOCATION at November 30, 2015 (Unaudited)

*	Includes other assets in excess of liabilities.
**	Included in Common Stocks on the Schedule of Investments.

MCKINLEY NON-U.S. CORE GROWTH FUND

SECTOR ALLOCATION at November 30, 2015 (Unaudited)

*	Includes liabilities in excess of other assets.

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLES For the Six Months Ended November 30, 2015 (Unaudited)

As a shareholder of the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/15 – 11/30/15).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLES For the Six Months Ended November 30, 2015 (Unaudited) (Continued)

shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

McKinley Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	6/1/15	11/30/15	6/1/15 – 11/30/15*
Institutional Class Actual	$1,000.00	$ 934.70	$5.82
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.05	$6.07
Investor Class Actual	$1,000.00	$ 933.90	$7.03
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.80	$7.33

*
Expenses are equal to the McKinley Diversified Income Fund’s expense ratios for the most recent six-month period of 1.20% and 1.45% (fee waivers in effect) for Institutional and Investor Classes, respectively, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

McKinley Non-U.S. Core Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	6/1/15	11/30/15	6/1/15 – 11/30/15**
Actual	$1,000.00	$ 911.10	$4.07
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.81	$4.31

**
Expenses are equal to the McKinley Non-U.S. Core Growth Fund’s expense ratio for the most recent six-month period of 0.85% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

MCKINLEY DIVERSIFIED INCOME FUND – INSTITUTIONAL CLASS

McKinley Diversified Income Fund – Institutional Class
Value of $100,000 vs. Dow Jones Utility Average & S&P 500® Index

Average Annual Returns	One	Since Inception
Year Ended November 30, 2015	Year	(3/27/2013)
McKinley Diversified Income Fund – Institutional Class	-5.40%	2.35%
Dow Jones Utility Average	-2.66%	8.31%
S&P 500® Index	2.75%	13.60%

This chart illustrates the performance of a hypothetical $100,000 investment made on March 27, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The Dow Jones Utility Average is a price-weighted average of 15 utility companies that are listed on the New York stock exchange and are involved in the production of electrical energy.  The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One cannot invest directly in an index.

MCKINLEY DIVERSIFIED INCOME FUND – INVESTOR CLASS

McKinley Diversified Income Fund – Investor Class
Value of $10,000 vs. Dow Jones Utility Average & S&P 500® Index

Average Annual Returns	One	Since Inception
Year Ended November 30, 2015	Year	(3/27/2013)
McKinley Diversified Income Fund – Investor Class	-5.64%	2.11%
Dow Jones Utility Average	-2.66%	8.31%
S&P 500® Index	2.75%	13.60%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 27, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The Dow Jones Utility Average is a price-weighted average of 15 utility companies that are listed on the New York stock exchange and are involved in the production of electrical energy.  The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.  One cannot invest directly in an index.

MCKINLEY NON-U.S. CORE GROWTH FUND

McKinley Non-U.S. Core Growth Fund
Value of $40,000,000 vs. MSCI® All Country World Index Ex-USA (Net)

Average Annual Returns	One	Since Inception
Year Ended November 30, 2015	Year	(4/30/14)
McKinley Non-U.S. Core Growth Fund	-5.40%	-3.19%
MSCI® All Country World Index Ex-USA (Net)	-7.32%	-5.92%

This chart illustrates the performance of a hypothetical $40,000,000 investment made on April 30, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

The MSCI® All Country World Index Ex-USA captures large, mid, and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries.  The index covers approximately 99% of the global equity opportunity set outside the U.S.  One cannot invest directly in an index.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at November 30, 2015

Shares		Value

COMMON STOCKS: 63.0%

Banks: 2.3%
69,246	Banco Santander
	SA – ADR	$373,928
2,825	PacWest Bancorp	132,832
		506,760

Biotechnology: 1.7%
6,451	Abbvie, Inc.	375,126

Capital Markets: 8.5%
20,501	AllianceBernstein
	Holding LP	502,275
20,973	Apollo Global
	Management, LLC	342,489
19,164	The Blackstone
	Group LP	598,492
26,554	KKR & Co. LP	449,028
0	PJT Partners, Inc.*,1	2
		1,892,286

Chemicals: 1.8%
4,267	LyondellBasell
	Industries NV	408,864

Commercial Services & Supplies: 2.3%
31,323	RR Donnelley &
	Sons Co.	503,987

Diversified Consumer Services: 2.7%
21,691	StoneMor
	Partners LP	603,877

Diversified Telecommunication
Services: 3.5%
22,826	AT&T, Inc.	768,551

Gas Utilities: 2.0%
11,364	AmeriGas
	Partners LP	445,583

Hotels, Restaurants & Leisure: 4.9%
11,054	Cedar Fair LP	622,561
4,304	Darden
	Restaurants, Inc.	241,756
5,940	InterContinental
	Hotels Group
	SA – ADR	227,264
		1,091,581

Media: 5.2%
35,921	New Media
	Investment Group,
	Inc.	654,122
26,591	Regal
	Entertainment
	Group	498,581
		1,152,703

Oil, Gas & Consumable Fuels: 9.6%
9,038	BP PLC – ADR	312,715
25,480	Calumet
	Specialty Products
	Partners LP	648,211
42,095	Capital Product
	Partners LP	265,199
5,696	Energy Transfer
	Partners LP	217,644
17,555	NGL Energy
	Partners LP	308,090
22,116	Ship Finance
	International Ltd.	383,049
		2,134,908

Pharmaceuticals: 9.0%
18,804	AstraZeneca
	PLC – ADR	640,276
10,089	Bristol-Myers
	Squibb Co.	676,064
8,822	GlaxoSmithKline
	PLC – ADR	357,379
6,104	Merck & Co., Inc.	323,573
		1,997,292

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at November 30, 2015 (Continued)

Shares		Value

Tobacco: 9.5%
11,406	Altria Group, Inc.	$656,986
14,361	Reynolds
	American, Inc.	664,196
31,452	Vector Group Ltd.	796,050
		2,117,232

TOTAL COMMON STOCKS
(Cost $13,176,820)		13,998,750

REAL ESTATE INVESTMENT
TRUSTS: 15.1%
6,326	Agree Realty Corp.	212,174
36,824	Capstead
	Mortgage Corp.	349,460
12,472	Corrections Corp.
	of America	321,528
1,435	Four Corners
	Property Trust, Inc.*	28,406
10,751	Hospitality
	Properties Trust	298,555
40,030	Invesco Mortgage
	Capital, Inc.	537,203
79,217	MFA Financial, Inc.	552,935
3,388	NorthStar Realty
	Europe Corp.	38,725
10,165	NorthStar Realty
	Finance Corp.	183,377
7,818	Omega Healthcare
	Investors, Inc.	269,252
34,949	Physicians
	Realty Trust	559,533

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $3,688,454)		3,351,148

BUSINESS DEVELOPMENT
COMPANIES: 15.9%
78,096	Apollo Investment
	Corp.	495,910
53,224	Ares Capital Corp.	842,004
17,339	Hercules Technology
	Growth Capital, Inc.	200,612
18,961	Main Street
	Capital Corp.	605,046
119,945	Prospect
	Capital Corp.	899,587
26,667	Solar Capital Ltd.	485,339

TOTAL BUSINESS
DEVELOPMENT COMPANIES
(Cost $4,115,092)		3,528,498

SHORT-TERM INVESTMENTS: 5.7%

Money Market Funds: 5.7%
148,230	First American
	Treasury Obligations
	Fund – Class Z,
	0.00%[2]	148,230
1,113,460	Invesco Treasury
	Portfolio, 0.02%[2]	1,113,460

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,261,690)		1,261,690

TOTAL INVESTMENTS IN
SECURITIES: 99.7%
(Cost $22,242,056)		22,140,086
Other Assets in Excess
of Liabilities: 0.3%		61,250
TOTAL NET ASSETS: 100.0%		$22,201,336

ADR – American Depositary Receipt
*	Non-income producing security
[1]	The Fund holds a partial share of this security.
[2]	Seven-day yield as of November 30, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2015

Shares		Value

COMMON STOCKS: 95.1%

Aerospace & Defense: 1.4%
7,230	Thales SA (France)	$538,308

Airlines: 1.7%
19,700	Japan Airlines Co.
	Ltd. (Japan)	673,737

Auto Components: 1.2%
6,610	Faurecia (France)	248,134
6,040	Nokian Renkaat
	OYJ (Finland)	237,074
		485,208

Automobiles: 5.0%
54,800	Nissan Motor Co.
	Ltd. (Japan)	585,171
26,200	Peugeot SA (France)*	468,094
14,600	Toyota Motor
	Corp. (Japan)	908,142
		1,961,407

Banks: 6.9%
93,290	Bank Hapoalim
	BM (Israel)	482,408
108,935	Bank Leumi Le-Israel
	BM (Israel)*	393,641
667,200	Bank Rakyat
	Indonesia Persero
	Tbk PT (Indonesia)	519,630
373,000	Chongqing Rural
	Commercial Bank
	Co. Ltd. (China)	219,852
78,400	Mitsubishi UFJ
	Financial Group,
	Inc. (Japan)	503,136
10,500	Royal Bank of
	Canada (Canada)	598,180
		2,716,847

Biotechnology: 1.3%
4,146	Genmab A/S
	(Denmark)*	534,320

Capital Markets: 1.8%
9,830	Julius Baer Group Ltd.
	(Switzerland)	470,457
6,330	Samsung Securities
	Co. Ltd.
	(Republic of Korea)	241,874
		712,331

Chemicals: 0.5%
39,000	Mitsubishi Gas
	Chemical Co.,
	Inc. (Japan)	211,316

Construction Materials: 1.3%
41,750	The Siam Cement
	PCL (Thailand)	524,205

Diversified Financial Services: 1.6%
153,168	FirstRand Ltd.
	(South Africa)	498,199
4,500	Zenkoku Hosho
	Co. Ltd. (Japan)	147,502
		645,701

Diversified Telecommunication
Services: 2.1%
16,964	Telkom SA SOC
	Ltd. – ADR
	(South Africa)	289,745
143,448	Telstra Corp.
	Ltd. (Australia)	556,056
		845,801

Electric Utilities: 3.6%
28,110	Endesa SA (Spain)	581,517
277,000	HK Electric
	Investments Ltd.
	(Hong Kong)	220,787
14,440	Korea Electric
	Power Corp.
	(Republic of Korea)	610,369
		1,412,673

Electrical Equipment: 1.5%
9,345	Vestas Wind Systems
	A/S (Denmark)	609,717

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2015 (Continued)

Shares		Value

Electronic Equipment, Instruments
& Components: 1.1%
34,153	Halma PLC
	(United Kingdom)	$443,649

Food & Staples Retailing: 2.2%
6,400	Colruyt SA (Belgium)	317,133
40,970	Jeronimo Martins
	SGPS SA (Portugal)	568,571
		885,704

Health Care Providers & Services: 1.2%
6,280	Fresenius SE & Co.
	KGaA (Germany)	461,074

Hotels, Restaurants & Leisure: 2.4%
16,533	Betsson AB (Sweden)*	279,790
12,810	Carnival PLC
	(United Kingdom)	668,504
		948,294

Household Durables: 4.6%
15,005	Berkeley Group
	Holdings PLC
	(United Kingdom)	725,651
34,000	Haseko Corp. (Japan)	380,049
24,660	Persimmon PLC
	(United Kingdom)*	711,235
		1,816,935

Household Products: 1.0%
13,800	Pigeon Corp. (Japan)	395,727

Industrial Conglomerates: 1.4%
43,000	CK Hutchison
	Holdings Ltd.
	(Hong Kong)	564,020

Insurance: 14.9%
5,016	Allianz SE (Germany)	888,484
34,100	The Dai-ichi Life
	Insurance Co. Ltd.
	(Japan)	590,032
40,000	Manulife Financial
	Corp. (Canada)	658,355
293,545	Medibank Private
	Ltd. (Australia)	492,518
15,800	MS&AD Insurance
	Group Holdings,
	Inc. (Japan)	445,634
41,100	New China Life
	Insurance Co.
	Ltd. (China)	170,158
103,000	Ping An Insurance
	Group Co. of China
	Ltd. (China)	563,923
35,760	Prudential PLC
	(United Kingdom)	829,142
10,047	Swiss Re AG
	(Switzerland)	957,484
21,600	T&D Holdings,
	Inc. (Japan)	302,681
		5,898,411

Internet Software & Services: 2.6%
29,680	Just Eat PLC
	(United Kingdom)*	196,952
41,300	Tencent Holdings
	Ltd. (Hong Kong)	821,904
		1,018,856

Machinery: 0.8%
3,640	KUKA AG
	(Germany)	321,127

Marine: 1.1%
192,200	MISC Berhad
	(Malaysia)	416,493

Media: 0.7%
5,005	Stroeer SE
	(Germany)	297,398

Metals & Mining: 0.5%
63,470	BlueScope Steel
	Ltd. (Australia)	191,410

Multi-Utilities: 3.4%
435,660	A2A SpA (Italy)	612,192
29,930	Veolia
	Environnement SA
	(France)	717,513
		1,329,705

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2015 (Continued)

Shares		Value

Oil, Gas & Consumable Fuels: 5.5%
12,780	Sasol Ltd.
	(South Africa)	$355,888
24,640	Suncor Energy,
	Inc. (Canada)	680,831
23,139	Total SA (France)	1,149,029
		2,185,748

Paper & Forest Products: 1.0%
13,800	Svenska Cellulosa
	AB SCA (Sweden)	398,092

Personal Products: 2.6%
23,189	Unilever NV
	(Netherlands)	1,017,372

Pharmaceuticals: 5.2%
14,930	Novo Nordisk A/S
	(Denmark)	822,508
8,831	Shire PLC (Ireland)	617,932
8,763	Teva Pharmaceutical
	Industries Ltd. –
	ADR (Israel)	551,456
840	Valeant
	Pharmaceuticals
	International, Inc.
	(Canada)*	75,700
		2,067,596
Semiconductors &
Semiconductor Equipment: 1.9%
670	Samsung Electronics
	Co. Ltd.
	(Republic of Korea)	742,869

Textiles, Apparel & Luxury Goods: 1.9%
6,483	Pandora A/S
	(Denmark)	768,479

Tobacco: 2.1%
15,150	Imperial Tobacco
	Group PLC
	(United Kingdom)	818,685

Trading Companies & Distributors: 4.2%
13,780	AerCap Holdings NV
	(Netherlands)*	626,163
32,300	ITOCHU Corp.
	(Japan)	394,107
115,500	Marubeni Corp.
	(Japan)	639,895
		1,660,165

Wireless Telecommunication
Services: 2.9%
40,500	China Mobile Ltd.
	(Hong Kong)	460,189
12,900	Softbank Group
	Corp. (Japan)	685,031
		1,145,220

TOTAL COMMON STOCKS
(Cost $37,045,219)		37,664,600

PREFERRED STOCKS: 1.7%

Banks: 1.7%
51,840	Banco Bradesco
	SA (Brazil)	282,983
54,700	Itau Unibanco
	Holding SA (Brazil)	392,895

TOTAL PREFERRED STOCKS
(Cost $1,178,836)		675,878

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at November 30, 2015 (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 3.6%

Money Market Fund: 3.6%
1,413,589	Invesco Treasury
	Portfolio (United
	States), 0.02%[1]	$1,413,589

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,413,589)		1,413,589

TOTAL INVESTMENTS
IN SECURITIES: 100.4%
(Cost $39,637,644)		39,754,067
Liabilities in Excess
of Other Assets: (0.4)%		(159,658)
TOTAL NET ASSETS: 100.0%		$39,594,409

ADR – American Depositary Receipt
*	Non-income producing security
[1]	Seven-day yield as of November 30, 2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.
Percent
of Total
Country	Net Assets
Australia	3.1%
Belgium	0.8%
Brazil	1.7%
Canada	5.1%
China	2.4%
Denmark	6.9%
Finland	0.6%
France	7.9%
Germany	5.0%
Hong Kong	5.2%
Indonesia	1.3%
Ireland	1.6%
Israel	3.6%
Italy	1.5%
Japan	17.3%
Republic of Korea	4.0%
Malaysia	1.1%
Netherlands	4.2%
Portugal	1.4%
South Africa	2.9%
Spain	1.5%
Sweden	1.7%
Switzerland	3.6%
Taiwan, Province of China	1.3%
United Kingdom	11.1%
Cash & Equivalents**	3.2%
Total	100.0%

**	Includes liabilities in excess of other assets.

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2015

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
ASSETS
Investments in securities, at value
(Cost $22,242,056 and $39,637,644, respectively)	$22,140,086	$39,754,067
Foreign currency, at value
(Cost $— and $18,601, respectively)	—	18,567
Receivables:
Fund shares sold	71,954	10,956
Dividends and interest	38,738	112,178
Prepaid expenses	16,575	129
Total assets	22,267,353	39,895,897

LIABILITIES
Payables:
Investment securities and currency purchased	—	235,280
Fund shares redeemed	—	9,742
Investment advisory fees, net	9,028	8,947
Administration fees	7,157	6,267
Transfer agent fees	5,551	5,588
Fund accounting fees	5,085	6,112
Custody fees	1,327	10,626
Chief Compliance Officer fees	1,533	2,048
Shareholder servicing fees	9,284	—
Trustee fees	1,285	1,334
Distribution fees – Investor Class	399	—
Other accrued expenses	25,368	15,544
Total liabilities	66,017	301,488
NET ASSETS	$22,201,336	$39,594,409

COMPONENTS OF NET ASSETS
Paid-in capital	$22,845,910	$42,281,424
Undistributed (accumulated) net
investment income (loss)	(166,804)	510,434
Accumulated net realized loss on
investments and foreign currency transactions	(375,800)	(3,306,832)
Net unrealized appreciation (depreciation)
on investments	(101,970)	116,423
Net unrealized depreciation on foreign
currency and translation of other assets
and liabilities in foreign currency	—	(7,040)
Net assets	$22,201,336	$39,594,409

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2015 (Continued)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Institutional Class:
Net assets	$20,772,963
Shares of beneficial interest issued and outstanding	1,178,135
Net asset value, offering and redemption price per share	$17.63

Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Investor Class:
Net assets	$1,428,373
Shares of beneficial interest issued and outstanding	81,058
Net asset value, offering and redemption price per share	$17.62

McKinley Non-U.S. Core Growth Fund Y Class:
Net assets		$39,594,409
Shares of beneficial interest issued and outstanding		2,111,407
Net asset value, offering and redemption price per share		$18.75

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF OPERATIONS For the Year Ended November 30, 2015

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of $5,188 and $111,458
foreign withholding tax, respectively)	$1,115,976	$947,480
Interest	180	441
Total investment income	1,116,156	947,921

EXPENSES
Investment advisory fees	177,564	345,215
Administration fees	43,399	36,486
Shareholder servicing fees	14,542	—
Transfer agent fees	33,229	20,753
Registration fees	31,446	5,558
Fund accounting fees	30,763	35,982
Audit fees	22,560	10,449
Chief Compliance Officer fees	9,180	12,245
Trustee fees	8,100	8,405
Custody fees	5,948	45,823
Legal fees	4,047	151
Miscellaneous expenses	5,697	8,557
Reports to shareholders	5,508	5,871
Insurance expense	2,666	2,696
Distribution fees – Investor Class	2,441	—
Total expenses	397,090	538,191
Less: fees waived	(128,303)	(192,976)
Net expenses	268,787	345,215
Net investment income	847,369	602,706

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on investments
and foreign currency	(1,441,866)	(1,817,574)
Change in net unrealized depreciation
on investments	(760,065)	(946,236)
Change in net unrealized depreciation
on foreign currency and translation of
other assets and liabilities in foreign currency	—	(129)
Net realized and unrealized loss on
investments and foreign currency	(2,201,931)	(2,763,939)
Net decrease in net assets
resulting from operations	$(1,354,562)	$(2,161,233)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2015	November 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$847,369	$794,295
Net realized gain (loss) on investments
and foreign currency	(1,441,866)	341,662
Change in net unrealized depreciation
on investments	(760,065)	(13,641)
Net increase (decrease) in net
assets resulting from operations	(1,354,562)	1,122,316

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(669,130)	(781,340)
Investor Class	(25,493)	(18,467)
	(694,623)	(799,807)
From return of capital
Institutional Class	(776,084)	—
Investor Class	(33,360)	—
	(809,444)	—
From net realized gain
Institutional Class	(12,715)	(769,042)
Investor Class	(477)	(20,744)
	(13,192)	(789,786)
Total distributions to shareholders	(1,517,259)	(1,589,593)

CAPITAL SHARE TRANSACTIONS
Net increase from capital share
transactions – Institutional Class(1)	3,272,891	4,908,822
Net increase from capital share
transactions – Investor Class(1)	826,924	524,802
Total increase in net assets from
capital share transactions	4,099,815	5,433,624
Total increase in net assets	1,227,994	4,966,347

NET ASSETS
Beginning of year	20,973,342	16,006,995
End of year	$22,201,336	$20,973,342
Accumulated net investment loss	$(166,804)	$(142,745)

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	November 30, 2015		November 30, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	232,296	$4,443,969	187,443	$3,895,571
Shares issued
in reinvestment
of distributions	78,919	1,441,327	75,026	1,549,465
Shares redeemed	(142,723)	(2,612,405)	(25,822)	(536,214)
Net increase	168,492	$3,272,891	236,647	$4,908,822

	Year Ended		Year Ended
	November 30, 2015		November 30, 2014
	Shares	Value	Shares	Value
Investor Class
Shares sold	74,760	$1,385,310	32,323	$662,571
Shares issued
in reinvestment
of distributions	2,721	49,842	1,636	33,815
Shares redeemed	(33,286)	(608,228)	(8,800)	(171,584)
Net increase	44,195	$826,924	25,159	$524,802

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30,	November 30,
	2015	2014*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$602,706	$424,163
Net realized loss on investments
and foreign currency	(1,817,574)	(1,499,735)
Change in net unrealized
appreciation (depreciation) on investments	(946,236)	1,062,659
Change in net unrealized depreciation on
foreign currency and translation of other assets
and liabilities in foreign currency	(129)	(6,911)
Net decrease in net assets
resulting from operations	(2,161,233)	(19,824)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(505,958)	—
From net realized gain	—	—
Total distributions to shareholders	(505,958)	—

CAPITAL SHARE TRANSACTIONS
Net increase from capital share
transactions – Y Class(1)	1,876,906	40,404,518
Total increase (decrease) in net assets	(790,285)	40,384,694

NET ASSETS
Beginning of year/period	40,384,694	—
End of year/period	$39,594,409	$40,384,694
Undistributed net investment income	$510,434	$386,170

(1)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	November 30, 2015		November 30, 2014*
	Shares	Value	Shares	Value
Y Class
Shares sold	574,793	$11,199,768	2,318,812	$46,610,041
Shares issued
in reinvestment
of distributions	26,188	505,958	—	—
Shares redeemed	(500,877)	(9,828,820)	(307,509)	(6,205,523)
Net increase	100,104	$1,876,906	2,011,303	$40,404,518

*	Fund commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Institutional Class

	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,
	2015	2014	2013*
Net asset value,
beginning of year/period	$20.04	$20.40	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.72 **	0.86 **	0.59	***
Net realized and unrealized gain (loss)
on investments	(1.79)	0.59	0.38
Total from investment operations	(1.07)	1.45	0.97

LESS DISTRIBUTIONS
From net investment income	(0.65)	(0.94)	(0.57)
From return of capital	(0.68)	—	—
From net realized gain	(0.01)	(0.87)	—
Total distributions	(1.34)	(1.81)	(0.57)
Net asset value, end of year/period	$17.63	$20.04	$20.40
Total return	(5.40)%	7.09%	5.04	%^

SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$20.8	$20.2	$15.8
Portfolio turnover rate	24%	34%	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.78%	1.98%	2.45	%+
After fees waived	1.20%	1.20%	1.20	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	3.25%	3.36%	3.18	%+
After fees waived	3.83%	4.14%	4.43	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Investor Class

	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,
	2015	2014	2013*
Net asset value,
beginning of year/period	$20.03	$20.39	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.65 **	0.81 **	0.55	***
Net realized and unrealized gain (loss)
on investments	(1.77)	0.59	0.39
Total from investment operations	(1.12)	1.40	0.94

LESS DISTRIBUTIONS
From net investment income	(0.63)	(0.89)	(0.55)
From return of capital	(0.65)	—	—
From net realized gain	(0.01)	(0.87)	—
Total distributions	(1.29)	(1.76)	(0.55)
Net asset value, end of year/period	$17.62	$20.03	$20.39
Total return	(5.64)%	6.86%	4.88	%^

SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$1.4	$0.7	$0.2
Portfolio turnover rate	24%	34%	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.02%	2.23%	2.70	%+
After fees waived	1.45%	1.45%	1.45	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	2.93%	3.15%	3.29	%+
After fees waived	3.50%	3.93%	4.54	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

Y Class

	Year Ended	Period Ended
	November 30,	November 30,
	2015	2014*
Net asset value, beginning of year/period	$20.08	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income **	0.29	0.22
Net realized and unrealized loss on investments	(1.37)	(0.14)
Total from investment operations	(1.08)	0.08

LESS DISTRIBUTIONS
From net investment income	(0.25)	—
From net realized gain	—	—
Total distributions	(0.25)	—
Net asset value, end of year/period	$18.75	$20.08
Total return	(5.40)%	0.40	%^

SUPPLEMENTAL DATA
Net assets, end of year/period (millions)	$39.6	$40.4
Portfolio turnover rate	87%	61	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.32%	1.54	%+
After fees waived	0.85%	0.85	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	1.01%	1.20	%+
After fees waived	1.48%	1.89	%+

*	Fund commenced operations on April 30, 2014.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015

NOTE 1 – ORGANIZATION

The McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The McKinley Diversified Income Fund commenced operations on March 27, 2013.  The McKinley Non-U.S. Core Growth Fund commenced operations on April 30, 2014.

The McKinley Diversified Income Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The McKinley Non-U.S. Core Growth Fund offers only Y Class shares.  Y Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.

The investment objective of the McKinley Diversified Income Fund is to seek substantial current income and long-term capital appreciation.  The investment objective of the McKinley Non-U.S. Core Growth Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of November 30, 2015. See the Schedules of Investments for industry breakouts:

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

McKinley Diversified Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$13,998,750	$—	$—	$13,998,750
Real Estate
Investment Trusts	3,351,148	—	—	3,351,148
Business Development
Companies	3,528,498	—	—	3,528,498
Short-Term
Investments	1,261,690	—	—	1,261,690
Total Investments
in Securities	$22,140,086	$—	$—	$22,140,086
McKinley Non-U.S. Core Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$37,664,600	$—	$—	$37,664,600
Preferred Stocks	675,878	—	—	675,878
Short-Term
Investments	1,413,589	—	—	1,413,589
Total Investments
in Securities	$39,754,067	$—	$—	$39,754,067

The Funds record transfers at the end of each reporting period. The Funds did not have transfers into or out of Levels 1, 2, or 3 for the year ended November 30, 2015.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended November 30, 2015:

McKinley Non-U.S. Core Growth Fund

Change in
	Location of	Realized	Unrealized
	Gain (Loss)	Gain (Loss)	Appreciation
	on Derivatives	on Derivatives	(Depreciation)
Derivative	Recognized	Recognized	on Derivatives
Instruments	in Income	in Income	in Income
Rights	Realized and
Unrealized
Loss on
Investments and
Foreign Currency
	Transactions	$(1,716)	$—

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At November 30, 2015, the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund did not have late year losses. For the year ended November 30, 2015, the McKinley Diversified Income Fund had $433,239 and $651,674 in short-term and long-term capital loss carryover, respectively, and the McKinley Non-U.S. Core Growth Fund had $3,252,983 in short-term capital loss carryover available for federal income tax purposes which do not expire and retain their original character.

As of November 30, 2015, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of November 30, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the McKinley Diversified Income Fund normally are declared and paid at least quarterly.  Distributions to shareholders from net investment income for the McKinley Non-U.S. Core Growth Fund normally are declared and paid annually.  Distributions to shareholders from net realized gains on securities for each Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications.  In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, each Fund expects the risk of loss to be remote.

I.
Reclassifications of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2015, the McKinley Diversified Income Fund increased accumulated net investment loss, decreased accumulated net realized loss, and decreased paid-in capital, $176,805, $190,101, and $13,296,

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

respectively.  For the year ended November 30, 2015, the McKinley Non-U.S. Core Growth Fund increased undistributed net investment income and accumulated net realized loss $27,516 each.  These differences were primarily due to partnership, distribution and currency adjustments.

J.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  On December 2, 2015, the McKinley Diversified Income Fund announced an Agreement and Plan of Reorganization whereby the McKinley Diversified Income Fund would reorganize out of the Trust       and into an existing corresponding Fund, the Innovator McKinley Income Fund, a series of the Academy Funds Trust.  If approved, the reorganization is anticipated to take effect on or about February 12, 2016.  More information can be found on the Fund’s website at http://mckinleycapitalfunds.com.

For the McKinley Non-U.S. Core Growth Fund, the Fund has recommended, and the Board of Trustees of Professionally Managed Portfolios has approved, the liquidation and termination of the Fund.  The liquidation is expected to occur after the close of business on February 5, 2016.  Effective January 29, 2016, the Fund will no longer accept purchases of new shares.  In addition, on January 29, 2016, the Fund’s Adviser will no longer be actively investing the Fund’s assets in accordance with the Fund’s investment objective and policies and the Fund’s assets will be converted into cash and cash equivalents.  As a result, as of January 29, 2016, the Fund will no longer be pursuing its stated investment objective.  Accounts not redeemed by February 5, 2016 will automatically be closed and liquidating distributions, less any required tax withholdings, will be sent to the address of record.

K.
Recent Accounting Pronouncement.  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”.  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McKinley Capital Management, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% for the McKinley Diversified Income Fund and 0.85% for the McKinley Non-U.S. Core Growth Fund based upon the average daily net assets of each Fund. For the year ended November 30, 2015, the McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund incurred $177,564 and $345,215 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to limit the McKinley Diversified Income Fund’s annual ratio of expenses to 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively, of each Class’s average daily net assets.  The Adviser has contractually agreed to limit the McKinley Non-U.S. Core Growth Fund’s annual ratio of expenses to 0.85% for the Y Class. The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended November 30, 2015, the amount that exceeded the ratio of expenses was $128,303 and $192,976 for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund, respectively.

Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  At November 30, 2015, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the McKinley Diversified Income Fund that may be reimbursed was $398,948. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

McKinley Diversified Income Fund

Year of Expiration	Amount
November 30, 2016	$121,347
November 30, 2017	$149,298
November 30, 2018	$128,303

The annual ratio of expenses for the McKinley Non-U.S. Core Growth Fund is currently contractually limited to the same ratio as the Advisory fee; therefore, the amounts waived cannot be reimbursed to the Adviser.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the year ended November 30, 2015, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The McKinley Diversified Income Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Investor Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  For the year ended November 30, 2015, the distribution fees incurred by the McKinley Diversified Income Fund are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Diversified Income Fund for the year ended November 30, 2015, were $8,330,895 and $5,003,132, respectively. The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Non-U.S. Core Growth Fund for the year ended November 30, 2015, were $36,044,036 and $33,955,024, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended November 30, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended November 30, 2015, and the year/period ended November 30, 2014, for each Fund was as follows:

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS November 30, 2015 (Continued)

McKinley Diversified Income Fund
	November 30, 2015	November 30, 2014
Ordinary income	$694,623	$873,562
Return of capital	$809,444	$—
Long-Term Gain	$13,192	$716,031

McKinley Non-U.S. Core Growth Fund
	November 30, 2015	November 30, 2014
Ordinary income	$505,958	$—
Long-Term Gain	$—	$—

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at November 30, 2015, were as follows:(a)

McKinley Diversified Income Fund
Cost of investments	$21,532,943
Gross tax unrealized appreciation	2,995,009
Gross tax unrealized depreciation	(2,387,866)
Net tax unrealized appreciation	607,143
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(1,251,717)
Total accumulated gains	$(644,574)

McKinley Non-U.S. Core Growth Fund
Cost of investments	$39,713,293
Gross tax unrealized appreciation	2,848,325
Gross tax unrealized depreciation	(2,807,551)
Net tax unrealized appreciation	40,774
Undistributed ordinary income	532,234
Undistributed long-term capital gain	—
Total distributable earnings	532,234
Other accumulated losses	(3,260,023)
Total accumulated gains	$(2,687,015)

(a)	The difference between book basis and tax basis unrealized appreciation was primarly attributable to transfer-in-kind, partnership and wash sale adjustments.

MCKINLEY CAPITAL FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
McKinley Capital Funds and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund, each a series of Professionally Managed Portfolios (the Trust), including the schedules of investments, as of November 30, 2015, the related statements of operations for the year the ended, and with respect to McKinley Diversified Income Fund the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and for the period March 27, 2013 (commencement of operations) to November 30, 2013, and with respect to McKinley Non-U.S. Core Growth Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period April 30, 2014 (commencement of operations) to November 30, 2014.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund as of November 30, 2015, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2016

MCKINLEY CAPITAL FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	2	Director, PNC
(born 1943)	and	Term;	Talon Industries,		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	Inc. (business
Fund Services, LLC		May	consulting);
2020 E. Financial Way		1991.	formerly, Executive
Suite 100			Vice President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	2	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The Univ. of
Fund Services, LLC		May	Officer, Rockefeller		Virginia Law
2020 E. Financial Way		1991.	Trust Co., (prior		School Fdn.
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

MCKINLEY CAPITAL FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	2	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion Funds,
Fund Services, LLC		September	formerly, Senior		Direxion ETF
2020 E. Financial Way		2011.	Vice President and		Trust and
Suite 100			Chief Financial		Direxion
Glendora, CA 91741			Officer (and other		Variable Trust.
positions), U.S.
Bancorp Fund
Services, LLC
1997-2013.

Carl A. Froebel	Trustee	Indefinite	Formerly President	2	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant,	2	Independent
(born 1950)		Term;	since July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers Funds;
Fund Services, LLC		May	Vice President,		Trustee,
2020 E. Financial Way		1991.	Investment		Managers AMG
Suite 100			Company		Funds, Aston
Glendora, CA 91741			Administration,		Funds; Advisory
			LLC (mutual fund		Board Member,
			administrator).		Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

MCKINLEY CAPITAL FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Senior Vice	Not	Not
(born 1975)		Term;	President (and	Applicable.	Applicable.
c/o U.S. Bancorp		Since	other positions),
Fund Services, LLC		April	U.S. Bancorp
615 East Michigan St.		2013.	Fund Services,
Milwaukee, WI 53202			LLC, since
April 2005.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer	July	Officer (and
615 East Michigan St.		2011.	other positions),
Milwaukee, WI 53202	Anti-	Indefinite	U.S. Bancorp Fund
	Money	Term;	Services, LLC
	Laundering	Since	since August 2004.
	Officer	July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

MCKINLEY CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17 and 18, 2015, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and McKinley Capital Management, LLC (the “Adviser”) for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (each, a “Fund,” together, the “Funds”).  At this meeting and at a prior meeting held on May 28 and 29, 2015, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.  The Board also considered that the Adviser was requesting the Board’s approval to liquidate and terminate the McKinley Non-U.S. Core Growth Fund

MCKINLEY CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

within the next several months.  The Board further considered that the largest shareholder of the McKinley Non-U.S. Core Growth Fund had requested to have its assets converted into a collective investment trust, and with the departure of the largest shareholder, there would no longer be any viable assets in the McKinley Non-U.S. Core Growth Fund.

2.
The Funds’ historical performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds on both an absolute basis, and in comparison to appropriate broad-based securities market benchmarks and their peer funds utilizing Morningstar classifications.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the McKinley Diversified Income Fund, the Board noted that the Fund significantly underperformed its peer group median for the one-year period ended March 31, 2015.  The Trustees further considered the Fund’s outperformance compared to its similarly managed accounts for the one-year period ended December 31, 2014.  The Board also considered the under performance of the McKinley Diversified Income Fund against a broad-based securities market benchmark for the period ended December 31, 2014.  In considering the performance of the McKinley Diversified Income Fund, the Board considered that the Fund has less than three years of operations.

As the McKinley Non-U.S. Core Growth Fund commenced operations on April 30, 2014, one-year performance as of March 31, 2015 is not available.  In considering the performance of the McKinley Non-U.S. Core Growth Fund, the Board considered that the Fund has less than one year of operation.

3.
The costs of the services provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the

MCKINLEY CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.20% for the McKinley Diversified Income Funds’ Institutional Class shares and 1.45% for its Investor Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was lower than that of its peer group median and average, and that the net expense ratio (less Rule 12b-1 fees) was higher than its peer group median and average.  The Board concluded that the fees paid to the Adviser were not unreasonable.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the McKinley Diversified Income Fund.  The Trustees found that the fees charged to the Fund were generally higher than the fees charged by the Adviser to its similarly managed separate account clients, which is largely a reflection of the greater costs to the Adviser of managing the Fund.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.85%, 1.20% and 1.45% for the McKinley Non-U.S. Core Growth Fund’s Class Y shares, Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was in line with its peer group median and average, and that the net expense ratio (less Rule 12b-1 fees) was lower than its peer group median and average.  The Board concluded that the fees paid to the Adviser were not unreasonable.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the McKinley Non-U.S. Core Growth Fund.  The Trustees found that the fees charged to the Fund were generally higher than the fees charged by the Adviser to its similarly managed separate account clients, which is largely a reflection of the greater costs to the Adviser of managing the Fund.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed their specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional

MCKINLEY CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds, noting that the Adviser was not currently projecting to be achieving a net profit from the Advisory Agreement with the Funds, and considered any additional benefits derived by the Adviser from its relationship with the Funds, particularly benefits received in exchange for “soft dollars,” shareholder servicing fees and Rule 12b-1 fees paid to the Adviser.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Funds’ advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

MCKINLEY CAPITAL FUNDS

FEDERAL TAX INFORMATION (Unaudited)

For the year ended November 30, 2015, the McKinley Non-U.S. Core Growth Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Gross Dividend	Taxes Withheld
Australia	$41,546	$—
Belgium	26,822	4,023
Bermuda	876	—
Brazil	41,441	2,979
Canada	76,269	11,440
Cayman Islands	4,652	—
China	40,728	4,073
Denmark	27,471	4,121
France	68,358	10,254
Germany	45,728	6,859
Hong Kong	45,282	1,091
India	30,261	4,539
Israel	15,158	3,184
Japan	146,160	14,616
Jersey	6,741	476
Malaysia	4,695	—
Netherlands	34,079	5,112
Norway	8,507	1,276
Republic of Korea	4,165	687
South Africa	62,774	9,335
Switzerland	119,270	5,973
Taiwan	3,552	710
Thailand	10,710	1,071
United Kingdom	196,947	19,695

For the year ended November 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

McKinley Diversified Income Fund	86.93%
McKinley Non-U.S. Core Growth Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2015, was as follows:

McKinley Diversified Income Fund	60.36%
McKinley Non-U.S. Core Growth Fund	0.00%

MCKINLEY CAPITAL FUNDS

FEDERAL TAX INFORMATION (Unaudited) (Continued)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

McKinley Diversified Income Fund	0.00%
McKinley Non-U.S. Core Growth Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (888) 458-1963 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at http://mckinleycapitalfunds.com.

MCKINLEY CAPITAL FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
McKINLEY CAPITAL MANAGEMENT, LLC
3301 C Street, Suite 500
Anchorage, AK  99503

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

McKinley Diversified Income Fund

	Ticker	CUSIP
Institutional Shares	MCDNX	74316J425
Investor Shares	MCDRX	74316J417

McKinley Non-U.S. Core Growth Fund
	Ticker	CUSIP
Y Class Shares	MCNUX	74316J250

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

McKinley Diversified Income Fund

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$20,500	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

McKinley Non-U.S. Core Growth Fund

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$19,000	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2015	FYE 11/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2015	FYE 11/30/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     January 28, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     January 28, 2016

* Print the name and title of each signing officer under his or her signature.